3. Deferred Rent	12 Months Ended
Dec. 31, 2013
Notes to Financial Statements
NOTE 3 - Deferred Rent

Deferred rent consists of the following at December 31, 2013 and 2012:

	2013	2012
Landlord-funded leasehold improvements	$1,047,026	$900,989
Less accumulated amortization	(133,063)	(39,187)
Total (current portion $111,250)	913,963	861,802
Straight line rent adjustment	89,273	88,277
Total deferred rent	$1,003,236	$950,079

During 2013 and 2012, the Company recorded $191,583 and $900,989, respectively, in deferred rent relating to leasehold improvements funded by the Company’s landlord as incentives under the facility lease, offset by payments to the landlord of $45,546 and none in 2013 and 2012, respectively.  During the years ended December 31, 2013 and 2012, the Company recorded $93,876 and $39,187, respectively, in deferred rent amortization of these landlord funded leasehold improvements.

In addition, during the years ended December 31, 2013 and 2012, the Company recorded deferred rent of $995 and $88,277, which represented the difference between cash rent payments and the recognition of rent expense on a straight-line basis over the terms of the lease.